Seligman Cash Management Fund, Inc.

May 4, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Seligman Cash Management Fund, Inc. (the “Fund”)

Post-Effective Amendment No. 43

File Nos. 002-56805 and 811-02650

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Corporation’s Prospectus and Statement of Additional Information, each dated May 1, 2007, that would have been filed pursuant to Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 43 to the Fund’s Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 30, 2007.

If you have any questions, please do not hesitate to contact me at (212) 850-1703.

Very truly yours,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary

100 Park Avenue • New York, New York 10017• (212) 850-1864